Income Taxes (Details) - Schedule of the income tax expenses ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)
Schedule Of The Income Tax Expenses Abstract
Current income tax expense	¥ 5,391	$ 805	¥ 6,464
Deferred income tax expense (benefit)	(629)	(94)	(286)
Income tax expenses	¥ 4,762	$ 711	¥ 6,178